Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows used in operating activities
Loss for the year	$ (11,426,786)	$ (9,465,128)
Items not affecting cash:
Depreciation	45,018	10,149
Share-based compensation	3,136,225	1,324,521
Unrealized gain on investments	(8,457)
Unrealized foreign exchange	74,811	26,163
Equity loss in associated company	807,455	404,069
Loss on settlement of advance		184,406
Changes in non-cash working capital items:
Decrease (increase) in receivables	214,447	(203,838)
Decrease (increase) in prepaid expenses	24,885	(172,773)
(Decrease) increase in accounts payable and accrued liabilities	(1,024,870)	667,879
Net cash provided by operating activities	(8,157,272)	(7,224,552)
Cash flows used in investing activities
Reclamation bonds	(312,760)	(87,499)
Investments	(300,000)
Investment in associated company		(3,668,502)
Advance on behalf of associated company		(1,197,598)
Acquisition of property and equipment	(433,367)	(30,163)
Cash acquired on acquisition	1,355,706
Exploration and evaluation assets expenditures	(29,028,960)	(19,861,215)
Net cash provided by investing activities	(28,719,381)	(24,844,977)
Cash flows from financing activities
Proceeds from share issuances		68,087,433
Share issuance costs	(772,910)	(2,656,500)
Proceeds from exercise of warrants	251,505	7,468,804
Proceeds from exercise of stock options	2,245,788	2,659,700
Net cash provided by financing activities	1,724,383	75,559,437
Net change in cash	(35,152,270)	43,489,908
Cash, beginning of year	53,611,061	10,121,153
Cash, end of year	$ 18,458,791	$ 53,611,061